JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”),
on behalf of the JPMorgan Core Bond Fund (the “Fund”)
File No. 2-95973
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectus and Statement of Additional Information for the Class T Shares the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 307 (Amendment No. 308 under the Investment Company Act of 1940) filed electronically on June 25, 2020.
Please contact the undersigned at (614) 213-4042 if you have any questions.
Very truly yours,
/s/ Jessica K. Ditullio

Jessica K. Ditullio
Assistant Secretary